Loan Payable (Details) - PPP Loan - BFLY Operations Inc - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020
Unusual or Infrequent Item, or Both [Line Items]
Loan proceeds	$ 4.4
Term of PPP Loan (in years)	2 years
Interest rate		1.00%